Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Fair value, Securities	$ 1,110,776	$ 1,130,116
Securities receivable	1,277	1,148
Net loans receivable	672,086	648,921
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Financial Liabilities:
Deposits	1,178,057	1,156,410
Junior subordinated notes	46,393	46,393
Advance payment by borrowers for taxes and insurance	2,619	2,519
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level I) [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,818	2,103
Securities receivable	1,277	1,148
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Financial Liabilities:
Deposits	546,298	492,794
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Significant Other Observable Inputs (Level II) [Member]
Financial Assets:
Fair value, Securities	1,072,779	1,092,224
Interest rate cap contracts	90	532
Financial Liabilities:
Borrowed funds	260,333	263,288
Junior subordinated notes	25,001	20,361
Interest rate swap contracts	5,743	5,531
Significant Unobservable Inputs (Level III) [Member]
Financial Assets:
Fair value, Securities	36,179	35,789
Net loans receivable	702,206	679,819
Financial Liabilities:
Deposits	641,430	675,644
Borrowed funds	249,550	331,588
Carrying Amount [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,110,776	1,130,116
Securities receivable	1,277	1,148
Net loans receivable	672,086	648,921
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Interest rate cap contracts	90	532
Financial Liabilities:
Deposits	1,178,057	1,156,410
Borrowed funds	484,556	560,567
Junior subordinated notes	46,393	46,393
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Interest rate swap contracts	5,743	5,531
Fair Value [Member]
Financial Assets:
Cash and Cash Equivalents	15,064	38,848
Fair value, Securities	1,110,776	1,130,116
Securities receivable	1,277	1,148
Net loans receivable	702,206	679,819
Accrued interest receivable	8,068	9,227
FHLB Stock	15,077	21,256
Bank owned life insurance	30,025	30,802
Interest rate cap contracts	90	532
Financial Liabilities:
Deposits	1,187,728	1,168,438
Borrowed funds	509,883	594,876
Junior subordinated notes	25,001	20,361
Advance payment by borrowers for taxes and insurance	2,619	2,519
Accrued interest payable	1,344	1,676
Interest rate swap contracts	$ 5,743	$ 5,531